American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.91%	1.16%
Fee Waiver[1]	0.09%	0.09%
Total Annual Fund Operating Expenses After Waiver	0.82%	1.07%

[1]
Effective August 1, 2016, the advisor has agreed to waive 0.09 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$84	$282	$496	$1,111
Class II	$109	$360	$630	$1,401

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-90060  1608

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.16%	0.16%
Total Annual Fund Operating Expenses After Waiver	0.85%	1.00%

[1]
Effective August 1, 2016, the advisor has agreed to waive 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$87	$306	$543	$1,222
Class II	$102	$353	$624	$1,394

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-90061  1608

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.31%	1.21%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.33%	1.48%
Fee Waiver[1]	0.21%	0.21%
Total Annual Fund Operating Expenses After Waiver	1.12%	1.27%

[1]
Effective August 1, 2016, the advisor has agreed to waive 0.21 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$114	$401	$709	$1,582
Class II	$130	$448	$789	$1,749

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-90062  1608

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.14%	0.14%
Total Annual Fund Operating Expenses After Waiver	0.87%	1.02%

[1]
Effective August 1, 2016, the advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$89	$308	$545	$1,224
Class II	$104	$355	$626	$1,396

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-90063  1608

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra® Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.00%	0.90%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.01%	1.16%
Fee Waiver[1]	0.16%	0.16%
Total Annual Fund Operating Expenses After Waiver	0.85%	1.00%

[1]
Effective August 1, 2016, the advisor has agreed to waive 0.16 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$87	$306	$543	$1,222
Class II	$102	$353	$624	$1,394

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-90064  1608

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2016 ■ Prospectus dated May 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.97%	0.87%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.97%	1.12%
Fee Waiver[1]	0.15%	0.15%
Total Annual Fund Operating Expenses After Waiver	0.82%	0.97%
1 Effective August 1, 2016, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

	1 year	3 years	5 years	10 years
Class I	$84	$295	$522	$1,176
Class II	$99	$342	$603	$1,350

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-90065  1608